TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
6.	TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

The Company has reserved shares of common stock for issuance as follows as of the periods indicated:

	December 31,	December 31,
	2024	2023
Conversion of outstanding shares of Series A Preferred Stock	—	3,874,946
Conversion of outstanding shares of NCNV Preferred Stock 1 and 3	—	103,952
Warrants	93,750	—
Awards outstanding under the 2017 and 2007 Equity Incentive Plans	5,984,204	948,464
Shares available for future issuance under the 2024 Equity Incentive Plan	2,708,175	7,795,733
Shares authorized and available for future issuance	68,364,493	436,161
Total reserved shares of common stock	77,150,622	13,159,256

On December 6, 2024, we completed an initial public offering (the “IPO”) of 2.2 million shares of common stock at a price of $5.00 per share, which included 0.3 million shares sold to the underwriters pursuant to their option to purchase additional shares. After underwriting discounts and commissions of $0.8 million and offering expenses of $2.6 million, we received net proceeds from the IPO of $7.5 million. In connection with the IPO, 4.0 million outstanding shares of preferred stock were converted into 18.7 million shares of common stock. See Note 1 (Description of Business and Basis of Presentation) for more information.

Preferred Stock

As of December 31, 2024, the Company was authorized to issue 5,000,000 shares of preferred stock with no shares of preferred stock designated or outstanding. As of December 31, 2023, the Company was authorized to issue 4,014,946 shares of preferred stock with a par value of $0.00001 per share, of which 3,874,946 shares were designated as Series A preferred stock and 140,000 shares were designated as NCNV preferred shares. Activity for both the Series A and NCNV preferred stock for the years ended December 31, 2024 and 2023 was as follows (in thousands, except share data):

	Series A Preferred Stock		NCNV Preferred Stock
	Shares	Amount	Shares	Amount
Balance at December 31, 2022:	3,874,946	$3,000	67,034	$61,131
Accretion of NCNV preferred stock	—	—	—	5,903
Cancellation of NCNV preferred stock	—	—	(67,034)	(67,034)
Balance at December 31, 2023:	3,874,946	$3,000	—	$—
Conversion of Series A Temporary Preferred Stock into common stock	(3,874,946)	(3,000)	—	—
Balance at December 31, 2024:	—	$—	—	$—

As part of the Recapitalization and discussed below, shares of NCNV 1 and NCNV 3 preferred stock were issued in December 2023. No amounts of NCNV 1, NCNV 2, or NCNV 3 preferred stock were previously outstanding.

	NCNV Preferred		NCNV Preferred		NCNV Preferred
	Stock 1		Stock 2		Stock 3
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at December 31, 2022:	—	$—	—	$—	—	$—
Conversion of NCNV Preferred Stock 1 for NCNV Preferred Stock 1	67,034	67,034
Exchange of NCNV Preferred Stock 1 for NCNV Preferred Stock 3	(11,722)	(11,722)			11,722	11,722
Issuance of Preferred Stock in exchange for Debt Forgiveness	—	—			36,918	36,918
Balance at December 31, 2023:	55,312	$55,312	—	$—	48,640	$48,640
Cancellation of NCNV 1 Preferred Stock	(562)	(562)	—	—	—	—
Issuance of NCNV 2 Preferred Stock in exchange for Debt Forgiveness	—	—	5,752	5,752	—	—
Reduction of the original issue price from $1,000 to $600 per share	—	(21,900)	—	(2,301)	—	(19,455)
Conversion of NCNV 1, 2 and 3 Preferred Stock into common stock	(54,750)	(32,850)	(5,752)	(3,451)	(48,640)	(29,185)
Balance at December 31, 2024:	—	$—	—	$—	—	$—

Warrants

In connection with the IPO, the Company issued to the underwriter warrants to purchase 93,750 shares of common stock at an exercise price of $7.50 per share. The warrants expire five years after the IPO in December 2029. The Company used the Black-Scholes method to determine the fair value of the warrants at the time of issuance to the underwriter and determined the warrants meet the requirements under ASC 718 to be classified as equity. The fair market value of the warrants were valued at $0.2 million at the time of issuance in December 2024.

Series A Preferred Stock

The Series A preferred stock had the following rights and privileges until all outstanding shares of the Series A preferred stock were converted into 3,874,946 shares of common stock as part of the Company’s IPO on December 6, 2024:

Dividend Rights

The holders of the Series A preferred stock are entitled to receive dividends at the rate of 11% per annum of the purchase price per share. The dividends accrued on a daily basis whether or not they are declared by the Board of Directors. No dividends were declared by the Board of Directors. Therefore, while the dividends were accruing on a daily basis, the Company had not recorded this as a liability on the Company’s consolidated balance sheets.

Redemption Rights (Liquidation)

In the event of certain capital transactions deemed to be a liquidation transaction, the holders of the Series A preferred stock were entitled to a per share liquidation preference, plus any declared but unpaid dividends on such shares, prior to distributions to any class of common stockholders. The liquidation preference for the Series A preferred stock as of December 31, 2023 was $4.0 million.

Conversion Rights

Each share of Series A preferred stock could be voluntarily converted into shares of common stock at any time. All outstanding shares of Series A preferred stock automatically converted into common stock upon the closing of the IPO by dividing the original issue price, as adjusted for dividends, by the conversion price. The initial Series A preferred conversion price was $0.7744515 per share. The conversion price was subject to adjustment upon issuances of additional shares of common stock if the consideration paid per common share is less than the conversion price in effect immediately prior to the issuance of additional shares.

Voting Rights

Holders of the Series A preferred stock were entitled to cast the number of votes equal to 100 times the number of shares of common stock into which the shares of Series A preferred stock could be converted. Common stockholders are entitled to one vote for each share of common stock held.

NCNV Preferred Stock

On August 12, 2022, the Company issued 67,034 shares of NCNV preferred stock. The Company issued the NCNV preferred stock in exchange for $67.0 million of outstanding debt with GII and KIA, as more fully described above in Note 5. The NCNV preferred stock are not convertible into any class of common stock and do not entitle the holder to vote on any matters pertaining to the Company. The Company classifies the NCNV preferred stock outside of stockholders’ deficit in temporary equity, as the NCNV preferred stock are redeemable at the option of the majority holder on or after March 15, 2023. The Company accreted the carrying value of the NCNV preferred stock to its redemption value using the effective interest method from August 12, 2022, the date of issuance, through March 15, 2023, the earliest redemption date. For the year ended December 31, 2023, the Company recorded $5.9 million for the accretion of the NCNV preferred stock, as a reduction to additional paid-in capital.

On December 29, 2023, as part of the Recapitalization, (i) the Company became authorized to issue 140,000 shares of new series of NCNV preferred stock; NCNV 1, NCNV 2 and NCNV 3 (“New NCNV Preferred Stock”). The original 67,034 shares of NCNV preferred stock (“Original NCNV preferred stock”) were exchanged into 67,034 shares of NCNV 1 preferred stock, (ii) 11,722 shares of NCNV 1 preferred stock was converted into NCNV 3 preferred stock and (iii) 36,918 shares of NCNV 3 preferred stock was issued in exchange for all the outstanding debt from bSpace as described in Note 5. On January 11, 2024, as part of the same Recapitalization, 562 shares of NCNV 1 preferred stock were converted into NCNV 2 preferred stock and 5,752 shares of NCNV 2 preferred stock were issued in exchange for all the outstanding debt from KIA as described in Note 5.

The New NCNV Preferred Stock had liquidation preference to the Series A Preferred Stock and Common Stock. Immediately prior to the closing of the IPO, all of the outstanding New NCNV Preferred Stock automatically converted into Common Stock. Such converted New NCNV Preferred Stock were retired and cancelled and may not be reissued as shares of such series.

The New NCNV Preferred Stock had the following rights and privileges until it was converted into 13,097,040 shares of common stock as part of the Company’s IPO on December 6, 2024:

Dividend Rights

The holders of the New NCNV Preferred Stock were entitled to receive dividends at the rate of 5% of the issue price per share of $1,000, prior to payment of dividends to the holders of Series A preferred stock, if declared by the Board of Directors. The dividends are non-cumulative. On July 12, 2024, the Company amended its certificate of incorporation to change the issue price per share of the NCNV Preferred Stock from $1,000 to $600. As of December 31, 2023 and through December 6, 2024, no dividends had been declared by the Board of Directors.

Conversion Rights

New NCNV Preferred Stock were non-convertible other than the automatic mandatory conversion provision described above.

Voting Rights

New NCNV Preferred Stock were non-voting.

In addition to the New NCNV Preferred Stock rights and privileges, the Original NCNV preferred stock had the following rights:

Redemption Rights

At any time on or after March 15, 2023, the majority holders of NCNV preferred stock could request redemption at the issue price per share of $600 per share, plus all declared but unpaid dividends.